Provisions - Summary of Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Provisions [Line Items]
Beginning Balance	€ 5,552	€ 3,499
Accrued during the period	1,456	2,572
Utilization	(1,616)	(428)
Releases	(240)	(131)
Exchange rate differences	(114)	40
Ending Balance	5,038	5,552
Current	1,063	0
Non-current	3,975	5,552
Provision For Warranty
Disclosure Of Other Provisions [Line Items]
Beginning Balance	1,102	1,061
Accrued during the period	1,086	90
Utilization	(760)	(49)
Releases	0	0
Exchange rate differences	1	0
Ending Balance	1,429	1,102
Current	1,063	0
Non-current	366	1,102
Decommissioning
Disclosure Of Other Provisions [Line Items]
Beginning Balance	654	591
Accrued during the period	28	27
Utilization	0	0
Releases	0	0
Exchange rate differences	(23)	36
Ending Balance	659	654
Current	0	0
Non-current	659	654
Provision For Legal and Sundry Risks
Disclosure Of Other Provisions [Line Items]
Beginning Balance	2,770	572
Accrued during the period	160	2,373
Utilization	(54)	(114)
Releases	(214)	(63)
Exchange rate differences	(92)	2
Ending Balance	2,570	2,770
Current	0	0
Non-current	2,570	2,770
Provision For Agents and Directors Severance Indemnity
Disclosure Of Other Provisions [Line Items]
Beginning Balance	1,026	1,275
Accrued during the period	182	82
Utilization	(802)	(265)
Releases	(26)	(68)
Exchange rate differences	0	2
Ending Balance	380	1,026
Current	0	0
Non-current	€ 380	€ 1,026